Segment Disclosure	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment Disclosure	Segment Disclosure
Operating segments are determined by the way information is reported and used by the Company's Chief Operating Decision Maker ("CODM") to review operating performance. The Company monitors the operating results of its operating segments independently for the purpose of making decisions about resource allocation and performance assessment.

For the year ended December 31, 2023, the Company’s reporting segments include its two operating mines in Brazil, the Caraíba Operations and the Xavantina Operations, its development project, the Tucumã Project in Brazil, and its corporate head office in Canada. Significant information relating to the Company's reportable segments is summarized in the tables below:

Year ended December 31, 2023	Caraíba (Brazil)	Xavantina (Brazil)	Tucumã (Brazil)	Corporate and Other	Consolidated

Revenue	$320,603	$106,877	$—	$—	$427,480

Cost of production	(153,187)	(25,209)	—	—	(178,396)
Depreciation and depletion	(62,032)	(19,489)	—	—	(81,521)
Sales expense	(8,953)	(1,765)	—	—	(10,718)
Cost of sales	(224,172)	(46,463)	—	—	(270,635)

Gross profit	96,431	60,414	—	—	156,845

Expenses
General and administrative	(31,128)	(6,550)	—	(14,751)	(52,429)
Share-based compensation	—	—	—	(9,218)	(9,218)
Finance income	5,543	630	—	6,292	12,465
Finance expenses	(10,143)	(4,431)	—	(11,248)	(25,822)
Foreign exchange gain (loss)	34,737	—	—	(125)	34,612
Other (expenses) income	(4,147)	111	—	(66)	(4,102)
Income (loss) before taxes	91,293	50,174	—	(29,116)	112,351
Current tax expense	(1,796)	(7,446)	—	(6,750)	(15,992)
Deferred tax (expense) recovery	(2,618)	563	—	—	(2,055)
Net income (loss)	$86,879	$43,291	$—	$(35,866)	$94,304

Capital expenditures(1)	249,166	27,567	205,506	7,262	489,501

Assets
Current	$79,463	$23,736	$2,016	$94,272	199,487
Non-current	883,712	96,140	315,144	17,205	1,312,201
Total Assets	$963,175	$119,876	$317,160	$111,477	$1,511,688
Total Liabilities	$138,497	$101,095	$30,943	$431,822	702,357

(1)     Capital expenditures include additions to mineral properties, plant and equipment and additions to exploration and evaluation asset, net of non-cash additions such as change in estimates to mine closure costs, capitalized depreciation expense, capitalized borrowing costs, and additions of right-of-use assets.

During the year ended December 31, 2023, Caraíba earned revenues from four customers (December 31, 2022 - four) while Xavantina earned revenues from two customers (December 31, 2022 - two).

Year ended December 31, 2022	Caraíba (Brazil)	Xavantina (Brazil)	Tucumã (Brazil)	Corporate and Other	Consolidated

Revenue	$351,405	$74,987	$—	$—	$426,392

Cost of production	(146,292)	(24,768)	—	—	(171,060)
Depreciation and depletion	(47,051)	(11,605)	—	—	(58,656)
Sales expenses	(8,941)	(560)	—	—	(9,501)
Cost of sales	(202,284)	(36,933)	—	—	(239,217)

Gross profit	149,121	38,054	—	—	187,175

Expenses
General and administrative	(28,123)	(4,062)	—	(17,274)	(49,459)
Share-based compensation	—	—	—	(7,931)	(7,931)
Finance income	4,310	1,451	—	4,534	10,295
Finance expenses	(9,044)	(4,244)	—	(19,935)	(33,223)
Foreign exchange gain (loss)	19,812	232	—	(134)	19,910
Other expenses	(75)	(292)	—	(17)	(384)
Income (loss) before taxes	136,001	31,139	—	(40,757)	126,383
Current tax expense	(8,463)	(2,413)	—	(4,167)	(15,043)
Deferred tax (expense) recovery	(8,378)	105	—	—	(8,273)
Net income (loss)	$119,160	$28,831	$—	$(44,924)	$103,067

Capital expenditures	209,143	30,773	59,428	7,155	306,499

Assets
Current	$114,374	$50,447	$144	$227,462	392,427
Non-current	621,005	74,874	90,971	8,799	795,649
Total Assets	$735,379	$125,321	$91,115	$236,261	$1,188,076
Total Liabilities	$98,904	$106,266	$9,595	$431,146	645,911